ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2019
Accounting Policies
ACCOUNTING POLICIES

2.1 BASIS OF PREPARATION

The consolidated financial statements of Hudson and its subsidiaries have been prepared in accordance with International Financial Reporting Standards (IFRS), as issued by the International Accounting Standards Board (IASB).

The consolidated financial statements have been prepared on the historical cost basis, except for certain financial assets, liabilities and defined benefit plan assets, that are measured at fair value, as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for assets. The consolidated financial statements are presented in millions of US Dollars (USD). All values are rounded to the nearest one hundred thousand, except when indicated otherwise.

2.2 BASIS OF CONSOLIDATION

The consolidated financial statements of Hudson comprise all entities directly or indirectly controlled by Hudson (its subsidiaries) as at December 31, 2019 and the respective comparative information.

Subsidiaries are fully consolidated from the date of acquisition, being the date on which Hudson obtains control, and continue to be consolidated until the date when such control is lost. The Company controls an entity when Hudson is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. All intragroup balances, transactions, unrealized gains or losses and dividends, resulting from intragroup transactions, are eliminated in full. Transactions with subsidiaries of Dufry outside the scope of the consolidation of Hudson have not been eliminated and are reported as related party transactions, refer to note 37.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

If Hudson loses control over a subsidiary, it:

-	derecognizes the assets (including goodwill) and liabilities of the subsidiary, derecognizes the carrying amount of any non-controlling interest as well as derecognizes the cumulative translation differences recorded in equity;

-	recognizes the fair value of the consideration received, recognizes the fair value of any investment retained as well as recognizes any surplus or deficit in the consolidated statements of comprehensive income.

2.3 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a) Business combinations and Goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, measured at acquisition date fair value and the amount of any non-controlling interest in the acquiree. For each business combination, Hudson selects whether it measures the non-controlling interest in the acquiree either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Acquisition related transaction costs are expensed and presented in other expenses. When Hudson acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Thereafter any change in the fair value of the contingent consideration not classified as equity will be recognized through the consolidated statements of comprehensive income.

Hudson measures goodwill at the acquisition date as:

-	The fair value of the consideration transferred;

-	plus the recognized amount of any non-controlling interests in the acquiree;

-	plus, if the business combination is achieved in stages, the fair value of the pre-existing equity interest in the acquiree;

-	less the net recognized amount of the identifiable assets acquired and liabilities assumed.

When the excess is negative, a bargain purchase gain is recognized immediately in the consolidated statements of comprehensive income.

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of Hudson’s group of cash-generating units that are expected to benefit from the combination.

Where goodwill forms part of a cash-generating unit and an operation within is disposed of, the goodwill associated with the operation disposed of is included in the carrying amount of the operation when determining the gain or loss on disposal of the operation. Goodwill disposed of in this circumstance is measured based on the relative values of the operation disposed of and the portion of the cash-generating unit retained, unless there are specific allocations.

b) Foreign currency translation

Each subsidiary in Hudson uses its corresponding functional currency. Items included in the financial statements of each entity are measured using that functional currency. Transactions in foreign currencies are recorded at the date of the trans-action in the functional currency using the exchange rate of such date.

Monetary assets and liabilities denominated in foreign currencies are re-measured using the functional currency exchange rate at the reporting date and the difference is recorded as unrealized foreign exchange gains / losses. Exchange differences arising on the settlement or on the translation of derivative financial instruments are recognized through the consolidated statements of comprehensive income, except where the hedges on net investments allow the recognition through other comprehensive income, until the respective investments are disposed of. Deferred tax related to unrealized FX is accounted accordingly. Non-monetary items are measured at historical cost in the respective functional currency.

At the reporting date, the assets and liabilities of all subsidiaries reporting in foreign currency are translated into the presentation currency of Hudson (USD) using the exchange rate at the reporting date. The consolidated statements of comprehensive income of the subsidiaries are translated using the average exchange rates of the respective month in which the transactions occurred. The net translation differences are recognized in other comprehensive income. On disposal of a foreign entity or when control is lost, the deferred cumulative translation difference recognized within equity relating to that particular operation is recognized in the consolidated statements of comprehensive income as gain or loss on sale of subsidiaries.

Goodwill, intangible assets and fair value adjustments identified during a business combination (purchase price allocation) are treated as assets and liabilities in the functional currency of such operation.

Principal foreign exchange rates applied for valuation and translation:

	AVERAGE RATE			CLOSING RATE
IN USD	2019	2018	2017	31.12.2019	31.12.2018	31.12.2017
1 CAD	0.7540	0.7720	0.7714	0.7701	0.7333	0.7951

c) Net sales

Turnover is comprised of net sales and advertising income and is recognized from contracts with customers. Hudson recognizes revenue from retail sales and the related cost of goods sold at a point in time when it sells and hands over products directly to the customer in our stores. These transactions have to be settled by cash or credit card on delivery. Revenue from customers is measured at fair value of the consideration received in cash for the goods sold, excluding discounts and sales taxes.

d) Advertising income

Hudson’s advertising income is resulting from several distinctive marketing support activities, not affecting the retail price, performed by Hudson after having been developed and coordinated together with our suppliers. The income is recognized in the period the advertising is performed. The compensation will be received on contractual terms. Usually Hudson is not entitled to offset the income with trade payables related with the same supplier. An allowance on these advertising receivables is recognized to reflect the risks and uncertainties in relation with the final achievements of incentives based on thresholds, to be confirmed after the end of the respective program.

e) Cost of sales

Cost of sales are recognized when the company sells the products and comprise the purchase price and the cost incurred until the products arrive at the warehouse, i. e. import duties, transport, purchase discounts (price-offs) as well as inventory valuation adjustments and inventory losses.

f) Personnel expenses

These expenses include all expenses related to the employees of Hudson.

g) Equity instruments

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by Hudson are recognized at the proceeds received, net of direct transaction costs. Repurchase of Hudson’s own equity instruments is recognized and deducted directly in equity. No gain or loss is recognized in the consolidated statements of comprehensive income on the purchase, sale, issue or cancellation of Hudson’s own equity instruments.

h) Share capital

Ordinary shares are classified as equity. Costs directly attributable to the issuance of shares or options are shown in the statement of changes in equity as transaction costs for equity instruments, net of tax.

For treasury shares purchased by Hudson Ltd. or any subsidiary, the consideration paid, including any directly attributable expenses, net of income taxes, is deducted from equity until the shares are cancelled, assigned or sold. Where such ordinary shares are subsequently sold, any consideration received, net of any direct transaction expenses and income tax, is included in equity.

i) Pension and other post-employment benefit obligations

Hudson provides retirement benefits through defined contribution pension plans which are funded by regular contributions made by the employer and the employees to a third-party.

j) Share-based payments

Equity settled share based payments to employees and other third parties providing services are measured at the fair value of the equity instruments at grant date. The fair value determined at grant date of the equity-settled share-based payments is expensed on a pro rata basis over the vesting period, based on the estimated number of equity instruments that will eventually vest. At the end of each reporting period, Hudson revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in the consolidated statements of comprehensive income such that the cumulative expense reflects the revised estimate.

Where the terms of an equity settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the holder of the option as measured at the date of modification.

k) Taxation

Income tax expense represents the sum of the current income tax and deferred tax. Where the functional currency is not the local currency, the position includes the effects of foreign exchange translation on deferred tax assets or deferred tax liabilities.

Income tax positions not relating to items recognized in the consolidated statements of comprehensive income, are recognized in correlation to the underlying transaction either in other comprehensive income or equity.

Current income tax

Income tax receivables or payables are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantially enacted at the reporting date in the countries or states where Hudson operates and generates taxable income.

Income tax related to items recognized in other comprehensive income is recognized in the same statement.

Deferred tax

Deferred tax is provided using the liability method on temporary differences between the tax basis of assets or liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred tax liabilities are recognized for all taxable temporary differences, except:

-	When the deferred tax liability arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

-	In respect of taxable temporary differences associated with investments in subsidiaries, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future

Deferred tax assets are recognized for all deductible temporary differences, the carry forward of unused tax credits or tax losses. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available, against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized, except:

-	When the deferred tax asset relating to the deductible temporary difference arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss

-	In respect of deductible temporary differences associated with investments in subsidiaries, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profit will be available against which the temporary differences can be utilized.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the deferred tax asset to be utilized. Unrecognized deferred tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantially enacted at the reporting date applicable for each respective company.

l) Property, plant and equipment

These are stated at cost less accumulated depreciation and any impairment in fair value. Depreciation is computed on a straight-line basis over the shorter of the estimated useful life of the asset or the lease term. The useful lives applied are as follows:

-	Real estate (buildings) 20 to 40 years

-	Leasehold improvements the shorter of the lease term or 10 years

-	Furniture and fixtures the shorter of the lease term or 5 years

-	Motor vehicles the shorter of the lease term or 5 years

-	Computer hardware the shorter of the lease term or 5 years

m) Right-of-use assets

Hudson recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any re-measurement of lease obligations. The cost of right-of-use assets includes the amount of lease obligations recognized, initial direct costs incurred, and lease payments made at or before the commencement date, less any lease incentives received. Unless Hudson is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of-use assets are subject to impairment. The contractual term of right-of-use assets is up to 40 years.

To contain a lease, an agreement has to convey the right to control the use of an identified asset through out the period of use in exchange for consideration, so that the lessee has the right to obtain substantially all of the economic benefits from the use of the identified asset and direct the use of the identified asset (i. e. direct how and for what purpose the asset is used). The lease term corresponds to the non-cancellable period of each contract, except in cases where Hudson is reasonably certain of exercising renewal options contractually foreseen.

IFRS 16 affects the accounting of:

Stores

Hudson enters into concession agreements with operators of airports, railway stations etc. to operate retail shops which in-substance are considered leases. These concession lease agreements contain complex features, which include variable payments, based on sales, which cannot be lower than a minimum threshold (MAG). The MAG can be fixed or variable depending on certain parameters. The MAG amounts may: a) be fixed by the concession agreement or b) be calculated based on a percentage of fees expensed in the previous year, or c) be adjusted based on an index. In these cases, the unavoidable portions of the fees are considered as in-substance fixed payments, despite having a variable component. Such payment features are often determined on the basis of the individual circumstances of the parties to the contract and are unique to the particular contract. Hudson signs and renews a significant number of agreements every year with a typical duration of 5 to 10 years. These agreements do not contain a residual value guarantee. In some cases, the current portion of the lease obligations are secured with bank guarantees in case Hudson would not fulfill its contractual commitments.

Hudson capitalized all elements of the lease contracts in accordance with IFRS 16 when at the commencement of the agreement such commitments are in-substance fixed. Payment obligations that do not have a fixed or in-substance fixed commitment, will continue to be presented as variable lease expense. Hudson has identified a number of agreements in its portfolio which are not fulfilling the principles of recognition defined by IFRS 16, i.e. they have minimum guaranteed payments based on non-predictable parameters or variables, such as actual number of passengers, which continue to be presented fully as variable lease expense.

Additionally, Hudson has concession subleases in which Hudson acts as lessor for a portion of leased retail space to third party operators. Generally, the term of the sublease is the same duration as the main concession agreement. Therefore, Hudson recognizes a lease receivable related to the fixed minimum payments due from the subtenant as a reduction of the initial right-of-use asset.

Other buildings

Rental agreements for offices or warehouse buildings usually qualify for capitalization under IFRS 16.

n) Short-term leases and leases of low-value assets

Hudson applies the short-term lease recognition exemption to its short-term leases (i.e., those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered of low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

o) Intangible assets

These assets mainly comprise of concession rights and brands. Usually these assets are capitalized at cost, but when identified as part of a business combination, these assets are capitalized at fair value as of the date of acquisition. The useful lives of these intangible assets are assessed to be either finite or indefinite. Hudson may consider that brands have indefinite useful lives when the company considers to use them for the future. Following initial recognition, the cost model is applied to intangible assets. Intangible assets with finite lives are amortized over the useful economic life. Intangible assets with an indefinite useful life are reviewed annually to determine whether the indefinite life assessment continues to be supportable. If not, any changes are made on a prospective basis. Brand assets have indefinite useful life, whereas the concession rights have a useful life based on lease term, which can be up to 40 years.

p) Software

Software is valued at amortized historical cost, or in case of internal developments by the sum of costs incurred less amortization.

q) Impairment of non-financial assets

Goodwill and intangible assets with indefinite useful life are not subject to amortization and are tested annually for impairment. Assets that are subject to depreciation and amortization are reviewed for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized when the carrying amount of an asset or cash generating unit exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less cost of disposal and its value in use. For the purpose of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash generating units).

r) Associates

Associates are all entities over which Hudson has significant influence but not control, generally accompanying a shareholding interest of more than 20% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost. The carrying amount is increased or decreased to recognize the changes in Hudson’s share of net assets of the associate after the date of acquisition and decreased by dividends declared. Hudson’s investment in associates includes goodwill identified on acquisition.

Hudson’s share of post-acquisition net profit / (loss) and its share of post-acquisition movements in other comprehensive income are recognized in the consolidated statements of comprehensive income with a corresponding adjustment to the carrying amount of the investment. When Hudson’s share of losses in an associate equals or exceeds its interest in the associate, Hudson does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate. If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to net profit / (loss) where appropriate.

Hudson determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, Hudson calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount within the share of result of associates in the consolidated statements of comprehensive income.

Profits and losses resulting from upstream and downstream transactions between Hudson and its associate are recognized in the consolidated financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by Hudson.

Dilution gains and losses arising in investments in associates are recognized in the consolidated statements of comprehensive income.

s) Inventories

Inventories are valued at the lower of historical cost or net realizable value. The historical costs are determined using the weighted average cost method. Historical cost includes expenses incurred in bringing the inventories to their present location and condition. Beside the purchase price of the goods less the discounts or rebates obtained, this includes mainly import duties and transport cost. The net realizable value is the estimated selling price in the ordinary course of business less the estimated costs necessary to make the sale. Inventory allowances are set up in the case of slow moving and obsolete inventories. Expired items are fully written off.

t) Trade receivables

This account includes receivables related to the sale of merchandise.

u) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand or current bank accounts as well as short-term deposits at banks with initial maturity below 91 days. Credit card receivables with a maturity of up to 4 days are included as cash in transit. Short-term investments are included in this position if they are highly liquid, readily convertible into known amounts of cash and subject to insignificant risk of changes in value.

v) Lease obligations

At the commencement date of the lease, Hudson recognizes lease obligations measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments), variable lease payments that depend on an index or a rate, and amounts expected to be paid un residual value guarantees, less any lease incentives receivable. Lease payments also include the exercise price of a purchase option reasonably certain to be exercised by Hudson and payments of penalties for terminating a lease, if the lease term reflects Hudson exercising the option to terminate. The variable lease payments that do not depend on an index or a rate are recognized as expense in the period in which the event or condition that triggers the payment occurs.

Most of our lease contracts for stores require us to pay variable lease expense as a percentage of sales, with a minimum annual guarantee (“MAG”) that can fluctuate each year based on the variable rent payments of the previous year. The fixed or in-substance fixed MAG payments are included in the measurement of lease obligations, while the additional lease payments up to the full amount based on the percentage of sales, are presented as lease expense.

In calculating the present value of lease payments, Hudson uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. The implied interest charge is presented as interest expenses on lease obligation. Where a lease agreement does not specify a discount rate and as the subsidiaries are financed internally, Hudson uses a discount rate which is the aggregation of the risk free rate for the respective currency and lease duration, increased by individual company risk factors. After the commencement date, the amount of lease obligations is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease obligations is re-measured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

w) Provisions

Provisions are recognized when Hudson has a present obligation (legal or constructive) as a result of a past event, it is probable that Hudson will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate at the end of the reporting period of the consideration required to settle the present obligation, taking into account the risks and uncertainties surrounding the obligation. When a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows (where the effect of the time value of money is material).

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, a receivable is recognized as an asset if it is virtually certain that the reimbursement will be received and the amount of the receivable can be measured reliably.

Contingent liabilities acquired in a business combination

Contingent liabilities acquired in a business combination are initially measured at fair value at the acquisition date. At the end of subsequent reporting periods, such contingent liabilities are measured at the higher of the amount that would be recognized in accordance with IAS 37 Provisions, contingent liabilities and contingent assets and the amount initially recognized less cumulative amortization recognized in accordance with IFRS 15 Revenue from contracts with customers.

Lawsuits and duties

Lawsuits and duties provision is recognized to cover uncertainties dependent on the outcome of ongoing lawsuits.

x) Investments and other financial assets

(i) Classification

Hudson classifies its financial assets in the following measurement categories:

-	those to be measured subsequently at fair value (either through the consolidated statements of comprehensive income), and

-	those to be measured at amortized cost.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows. For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income (OCI). For investments in equity instruments that are not held for trading, this will depend on whether Hudson has made an irrevocable election at the time of initial recognition to account for the equity investment at fair value through other comprehensive income (FVOCI).

(ii) Recognition and derecognition

Regular purchases and sales of financial assets are recognized on trade-date, the date on which Hudson commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and Hudson has transferred substantially all the risks and rewards of ownership.

(iii) Measurement

At initial recognition, Hudson measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss (FVPL), transaction costs that are directly attributable to the acquisition of the financial asset. Transaction costs of financial assets carried at FVPL are expensed in profit or loss.

Financial assets with embedded derivatives are considered in their entirety when determining whether their cash flows are solely payment of principal and interest.

Debt instruments

Subsequent measurement of debt instruments depends on Hudson’s business model for managing the asset and the cash flow characteristics of the asset. There are three measurement categories into which Hudson classifies its debt instruments:

-	Amortized cost: Assets that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. Interest income from these financial assets is included in finance income using the effective interest rate method. Any gain or loss arising on derecognition is recognized directly in profit or loss. Impairment losses are presented in other expenses.

-	FVOCI: Assets that are held for collection of contractual cash flows and for selling the financial assets, where the asset’s cash flows represent solely payments of principal and interest, are measured at FVOCI. Movements in the carrying amount are taken through OCI, except for the recognition of impairment gains or losses, interest income and foreign exchange gains and losses which are recognized in profit or loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss. Interest income from these financial assets is included in finance income using the effective interest rate method. Impairment expenses are presented in other expenses.

-	FVPL: Assets that do not meet the criteria for amortized cost or FVOCI are measured at FVPL. A gain or loss on a debt investment that is subsequently measured at FVPL is recognized in profit or loss and presented as net in the period in which it arises.

Equity instruments

Hudson subsequently measures all equity investments at fair value. Where management has elected to present fair value gains and losses on equity investments in OCI, there is no subsequent reclassification of fair value gains and losses to profit or loss following the derecognition of the investment. Dividends from such investments continue to be recognized in profit or loss as other income when Hudson’s right to receive payments is established.

Changes in the fair value of financial assets at FVPL are recognized in finance income or finance expenses in the consolidated statements of comprehensive income as applicable.

(iv) Impairment of financial assets

Hudson assesses on a forward looking basis the expected credit losses associated with its debt instruments carried at amortized cost and FVOCI. The impairment methodology applied depends on whether there has been a significant increase in credit risk. For trade receivables, receivables for refund from suppliers and related services, Hudson applies the simplified approach, which requires expected lifetime losses to be recognized from initial recognition of the receivables, see note 19 for further details.

(v) Trade, other accounts receivable and cash and cash equivalents

Trade and other receivables (including credit cards receivables, other accounts receivable, cash and cash equivalents) are measured at amortized cost using the effective interest.

y) Financial liabilities

i) Financial liabilities at FVPL

These are stated at fair value, with any gains or losses arising on re-measurement recognized in the income statement. The net gain or loss recognized in the consolidated statement of profit or loss incorporates any interest paid on the financial liability and is included in finance income or finance expenses in the consolidated statements of comprehensive income. Fair value is determined in the manner described in note 29.

ii) Other financial liabilities

Other financial liabilities (including borrowings) are subsequently measured at amortized cost using the effective interest method.

iii) Derecognition of financial liabilities

Hudson derecognizes financial liabilities only when the obligations are discharged, cancelled or expired. The difference between the carrying amount of the financial liability derecognized and the consideration paid or payable is recognized in the consolidated statements of comprehensive income.

iv) Offsetting of financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

2.4  NEW STATEMENT OF COMPREHENSIVE INCOME, CHANGE IN ACCOUNTING POLICIES

Hudson reclassified the statements of comprehensive income and changed its accounting policies in order to better reflect the performance of the Company. The comparative figures for 2018 and 2017 are presented accordingly to reflect the changes.

The following table reflects the reclassification within the new chart of accounts for the years ended December 31, 2018 and 2017.

IN MILLIONS OF USD	FOOTNOTE	PUBLISHED 2018	RECLASSIFICATION	RECLASSIFIED 2018
Turnover		1,924.2	–	1,924.2
Cost of sales		(698.5)	–	(698.5)
Gross profit		1,225.7	–	1,225.7
Lease expenses (Selling expenses in 2018)	1a, 2a	(445.3)	16.7	(428.6)
Personnel expenses		(411.1)	–	(411.1)
Other expenses (General expenses in 2018)	1b, 2b, 3	(131.4)	(27.5)	(158.9)
Share of result of associates		0.1	(0.1)	–
Depreciation, amortization and impairment		(128.9)	–	(128.9)
Other operational result (moved to Other expenses)	3	(10.9)	10.9	–
Operating profit		98.2	–	98.2
Finance income (Interest income in 2018)		2.5	–	2.5
Finance expenses (Interest expenses in 2018)		(31.0)	–	(31.0)
Foreign exchange gain / (loss)		(0.9)	–	(0.9)
Profit / (loss) before tax		68.8	–	68.8
Income tax benefit / (expense)		(3.0)	–	(3.0)
Net profit / (loss)		65.8	–	65.8
Net profit attributable to non-controlling interests		36.3	–	36.3
Net profit attributable to equity holders of the parent		29.5	–	29.5

Footnote

CONCEPT	RECLASSIFICATION FROM	RECLASSIFICATION TO	IN MILLIONS OF USD
1a Sales related expenses	Lease expenses (Selling expenses in 2018)	Other expenses	34.7
2a Premises expenses	Other expenses	Lease expenses	(18.0)
1b Sales related expenses	Lease expenses (Selling expenses in 2018)	Other expenses	(34.7)
2b Premises expenses	Other expenses	Lease expenses	18.0
3 Other operational income / (expenses)	Other operational result	Other expenses	(10.9)

IN MILLIONS OF USD	FOOTNOTE	PUBLISHED 2017	RECLASSIFICATION	RECLASSIFIED 2017
Turnover		1,802.5	–	1,802.5
Cost of sales		(680.3)	–	(680.3)
Gross profit		1,122.2	–	1,122.2
Lease expenses (Selling expenses in 2017)	1a, 2a	(421.2)	18.8	(402.4)
Personnel expenses		(371.3)	–	(371.3)
Other expenses (General expenses in 2017)	1b, 2b, 3	(156.9)	(22.8)	(179.7)
Share of result of associates		(0.3)	0.3	–
Depreciation, amortization and impairment		(108.7)	–	(108.7)
Other operational result (moved to Other expenses)	3	(3.7)	3.7	–
Operating profit		60.1	–	60.1
Finance income (Interest income in 2017)		1.9	–	1.9
Finance expenses (Interest expenses in 2017)		(30.2)	–	(30.2)
Foreign exchange gain / (loss)		0.5	–	0.5
Profit / (loss) before tax		32.3	–	32.3
Income tax benefit / (expense)		(42.9)	–	(42.9)
Net profit / (loss)		(10.6)	–	(10.6)
Net profit attributable to non-controlling interests		29.8	–	29.8
Net profit attributable to equity holders of the parent		(40.4)	–	(40.4)

Footnote

CONCEPT	RECLASSIFICATION FROM	RECLASSIFICATION TO	IN MILLIONS OF USD
1a Sales related expenses	Lease expenses (Selling expenses in 2017)	Other expenses	33.7
2a Premises expenses	Other expenses	Lease expenses	(14.9)
1b Sales related expenses	Lease expenses (Selling expenses in 2017)	Other expenses	(33.7)
2b Premises expenses	Other expenses	Lease expenses	14.9
3 Other operational income / (expenses)	Other operational result	Other expenses	(3.7)

2.5 CHANGES IN ACCOUNTING POLICY AND DISCLOSURES

New and amended Standards and Interpretations

The accounting policies adopted are consistent with those of the previous financial year, except for the following new standards and the interpretations adopted in these consolidated financial statements (effective January 1, 2019).

IFRS 16 Leases

Hudson adopted the standard as of January 1, 2019 under the modified retrospective approach. IFRS 16 replaces IAS 17 and sets the principles for recognition, measurement, presentation of leases, specifying the requirements for disclosures of lessees and lessors more extensive than under IAS 17. The main difference in the consolidated financial statements is that IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize right-of-use assets (refer to notes 2.3 and 14) and lease obligations (refer to notes 2.3 and 24) for all lease contracts.

Hudson adopted IFRS 16 as of January 1, 2019, resulting in changes in our accounting policies. In accordance with the modified retrospective approach, the comparative figures were not restated. The following table presents the effects of the adoption of IFRS 16 on the consolidated statements of financial position:

IN MILLIONS OF USD	AS PREVIOUSLY PUBLISHED 31.12.2018	IFRS 16 IMPLEMENTATION	*	RESTATED 01.01.2019
ASSETS
Property, plant and equipment	243.0	–		243.0
Right-of-use assets	–	1,261.3		1,261.3
Intangible assets	301.6	(3.7	) a	297.9
Goodwill	315.0	–		315.0
Investments in associates	6.5	–		6.5
Deferred tax assets	83.9	–		83.9
Other non-current assets	27.4	5.6	b	33.0
Non-current assets	977.4	1,263.2		2,240.6

Inventories	190.7	–		190.7
Trade receivables	1.3	–		1.3
Other accounts receivable	46.8	49.2
Income tax receivables	0.8	–		0.8
Cash and cash equivalents	234.2	–		234.2
Current assets	473.8	2.4		476.2

Total assets	1,451.2	1,265.6		2,716.8

LIABILITIES AND SHAREHOLDERS’ EQUITY
Equity attributable to equity holders of the parent	552.1	–		552.1
Non-controlling interests	84.8	–		84.8
Total equity	636.9	–		636.9

Borrowings	492.6	–		492.6
Lease obligations	–	1,031.7		1,031.7
Deferred tax liabilities	40.0	–		40.0
Post-employment benefit obligations	1.0	–		1.0
Non-current liabilities	533.6	1,031.7		1,565.3

Trade payables	105.5	–		105.5
Borrowings	51.4	–		51.4
Lease obligations	–	237.0		237.0
Income tax payables	2.3	–		2.3
Other liabilities	121.5	(3.1	) c	118.4
Current liabilities	280.7	233.9		514.6
				–
Total liabilities	814.3	1,265.6		2,079.9
Total liabilities and shareholders’ equity	1,451.2	1,265.6		2,716.8

*	The amounts presented differ from the preliminary impact assessment presented in the consolidated financial statements for the year ended December 31, 2018 and the information reported in the interim consolidated financial statements for the periods ended March 31, 2019 and June 30, 2019. For details please refer to Hudson's interim consolidated financial statements for the nine months ended September 30, 2019 (note 2.2).

a	Prepaid and capitalized concession rights

b	Sublease receivables

c	Concession fee payables

The weighted average incremental borrowing rate (IBR) applied to the lease obligations at the date of initial application was 4.48%. The IBR for 5 year leases and for 10 year leases for USD was 4.48% and 4.59%, respectively, and 4.13% and 4.29% for CAD, respectively.

Other amendments and interpretations

Other amendments and interpretations applicable for the first time in 2019 have no material impact on the consolidated financial statements of Hudson.